Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-current assets [abstract]
Property, plant and equipment	$ 10,764	$ 11,545
Right-of-use assets	1,431	1,561
Goodwill	29,301	29,595
Intangible assets other than goodwill	31,644	34,182
Investment in associated companies	143	205
Deferred tax assets	3,739	3,743
Financial assets	2,411	3,036
Other non-current assets	1,110	2,210
Total non-current assets	80,543	86,077
Current assets [abstract]
Inventories	7,175	6,666
Current trade receivables	8,066	8,005
Income tax receivable	268	278
Marketable securities, commodities, time deposits and derivative financial instruments	11,413	15,922
Cash and cash equivalents	7,517	12,407
Other current assets	2,471	2,440
Total current assets	36,910	45,718
Total assets	117,453	131,795
Equity [abstract]
Share capital	890	901
Treasury shares	(92)	(48)
Reserves	58,544	66,802
Equity attributable to Novartis AG shareholders	59,342	67,655
Non-controlling interests	81	167
Total equity	59,423	67,822
Non-current liabilities [abstract]
Financial debts	20,244	22,902
Lease liabilities	1,538	1,621
Deferred tax liabilities	2,686	3,070
Provisions and other non-current liabilities	4,906	6,172
Total non-current liabilities	29,374	33,765
Current liabilities [abstract]
Trade payables	5,146	5,553
Financial debts and derivative financial instruments	5,931	6,295
Lease liabilities	251	275
Current income tax liabilities	2,533	2,415
Provisions and other current liabilities	14,795	15,670
Total current liabilities	28,656	30,208
Total liabilities	58,030	63,973
Total equity and liabilities	$ 117,453	$ 131,795